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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                               S&S Program Mutual

   Schedule of Investments (dollars in thousands) - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                               Number of
                                                                Shares
                                                                                                  Value
Common Stock - 97.4%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 2.6%
CAE, Inc.                                                       2,006,368                      $ 11,921
Hexcel Corp.                                                      559,530                         5,332 (a)
Honeywell International Inc.                                      567,058                        17,806
ITT Corp.                                                         441,465                        19,645
Rockwell Collins, Inc.                                            238,750                         9,963
United Technologies Corp.                                         295,424                        15,350
                                                                                                 80,017

Automobiles - 0.1%
Toyota Motor Corp. ADR                                             28,133                         2,125

Beverages - 4.0%
Molson Coors Brewing Co. (Class B)                                180,853                         7,655
Pepsi Bottling Group, Inc.                                        563,833                        19,080
PepsiCo, Inc.                                                   1,779,444                        97,798
                                                                                                124,533

Biotechnology - 4.6%
Amgen Inc.                                                      1,700,276                        90,013 (a)
Gilead Sciences, Inc.                                           1,179,088                        55,229 (a)
                                                                                                145,242

Capital Markets - 7.7%
Ameriprise Financial, Inc.                                        538,858                        13,078
Morgan Stanley                                                    381,798                        10,885
State Street Corp.                                              2,131,783                       100,620 (e)
The Bank of New York Mellon Corp.                                 757,634                        22,206
The Charles Schwab Corp.                                        1,031,126                        18,086
The Goldman Sachs Group, Inc                                      542,135                        79,932
                                                                                                244,807

Chemicals - 1.8%
Monsanto Co.                                                      467,383                        34,745
Potash Corp of Saskatchewan Inc.                                  100,474                         9,349
Praxair, Inc.                                                     110,933                         7,884
The Mosaic Company                                                 96,622                         4,280
                                                                                                 56,258

Commercial Banks - 0.8%
SunTrust Banks, Inc.                                              572,853                         9,423
US Bancorp                                                        339,015                         6,075
Wells Fargo & Co.                                                 397,275                         9,638
                                                                                                 25,136

Commercial Services & Supplies - 0.9%
Corrections Corporation of America                                658,813                        11,193 (a)
Iron Mountain Inc.                                                598,928                        17,219 (a)
                                                                                                 28,412

Communications Equipment - 6.4%
Cisco Systems, Inc.                                             3,969,797                        73,997 (a)
QUALCOMM Inc.                                                   1,794,825                        81,126
Research In Motion Ltd.                                           621,576                        44,163 (a)
                                                                                                199,286

Computers & Peripherals - 2.4%
Hewlett-Packard Co.                                             1,245,595                        48,142
International Business Machines Corp.                             263,460                        27,511
                                                                                                 75,653

Diversified Financial Services - 4.5%
Bank of America Corp.                                           2,493,901                        32,920
CME Group Inc.                                                    120,402                        37,458
JPMorgan Chase & Co.                                            2,095,523                        71,478
                                                                                                141,856

Diversified Telecommunication Services - 1.2%
AT&T Inc.                                                         899,788                        22,351
Verizon Communications Inc.                                       453,478                        13,935
                                                                                                 36,286

Electric Utilities - 1.3%
American Electric Power Comapny Inc.                              139,108                         4,019
Edison International                                              541,357                        17,031
Entergy Corp.                                                      60,285                         4,673
FPL Group, Inc.                                                   161,954                         9,209
Northeast Utilities                                               276,741                         6,174
                                                                                                 41,106

Electrical Equipment - 1.0%
ABB Ltd. ADR                                                    1,317,626                        20,792
Emerson Electric Co.                                              310,679                        10,066
                                                                                                 30,858

Electronic Equipment, Instruments & Components - 0.6%
Corning Inc.                                                    1,115,668                        17,918

Energy Equipment & Services - 5.0%
Halliburton Co.                                                   678,953                        14,054
National Oilwell Varco, Inc.                                      187,100                         6,111 (a)
Schlumberger Ltd.                                               1,190,027                        64,392
Transocean Ltd.                                                   974,699                        72,410 (a)
                                                                                                156,967

Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.                                             263,497                        12,764

Food Products - 1.7%
Archer-Daniels-Midland Co.                                        151,794                         4,063
Kraft Foods Inc. (Class A)                                        786,049                        19,919
McCormick & Company Inc.                                          689,371                        22,425
Nestle S.A. ADR                                                   198,353                         7,462
                                                                                                 53,869

Healthcare Equipment & Supplies - 3.7%
Baxter International Inc.                                          77,261                         4,092
Becton Dickinson & Co.                                            103,690                         7,394
Boston Scientific Corp.                                         1,491,412                        15,123 (a)
Covidien Plc                                                    1,126,490                        42,176
Hologic, Inc.                                                     679,909                         9,675 (a)
Medtronic, Inc.                                                   579,160                        20,207
ResMed, Inc.                                                      427,802                        17,424 (a)
                                                                                                116,091

Healthcare Providers & Services - 2.5%
Aetna Inc.                                                        287,994                         7,214
Cardinal Health, Inc.                                             560,336                        17,118
Express Scripts, Inc.                                             372,483                        25,608 (a)
McKesson Corp.                                                    118,363                         5,208
UnitedHealth Group, Inc.                                          885,065                        22,109
                                                                                                 77,257

Hotels Restaurants & Leisure - 0.4%
Carnival Corp.                                                    529,530                        13,646

Household Products - 0.7%
Clorox Co.                                                         58,679                         3,276
Kimberly-Clark Corp.                                              157,949                         8,281
The Procter & Gamble Co.                                          228,918                        11,698
                                                                                                 23,255

Industrial Conglomerates - 0.3%
Textron, Inc.                                                   1,068,457                        10,321

Insurance - 3.2%
ACE Ltd.                                                          636,290                        28,143
Aflac Inc.                                                        416,500                        12,949
AON Corp.                                                         262,865                         9,955
Chubb Corp.                                                        78,411                         3,127
MetLife, Inc.                                                     547,459                        16,429
PartnerRe Ltd.                                                     80,379                         5,221
Principal Financial Group, Inc.                                    64,302                         1,212
Prudential Financial, Inc.                                        411,006                        15,298
The Travelers Companies, Inc.                                     225,140                         9,240
                                                                                                101,574

Internet Software & Services - 1.3%
Baidu, Inc ADR                                                     53,214                        16,022 (a)
Google Inc. (Class A)                                              56,994                        24,028 (a)
                                                                                                 40,050

IT Services - 3.3%
Affiliated Computer Services, Inc. (Class A)                      352,676                        15,666 (a)
Cognizant Technology Solutions Corp. (Class A)                    521,114                        13,914 (a)
Metavante Technologies, Inc.                                      186,162                         4,814 (a)
Paychex, Inc.                                                     431,909                        10,884
The Western Union Co.                                           3,258,278                        53,436
Visa, Inc. (Class A)                                               71,243                         4,436
                                                                                                103,150

Life Sciences Tools & Services - 0.9%
Life Technologies Corp.                                           311,758                        13,007 (a)
Thermo Fisher Scientific, Inc.                                    379,231                        15,461 (a)
                                                                                                 28,468

Machinery - 0.8%
Deere & Co.                                                       324,156                        12,950
Eaton Corp.                                                       256,258                        11,432
                                                                                                 24,382

Media - 5.2%
Comcast Corp. (Class A)                                         2,837,858                        40,014
Liberty Global, Inc. (Series C)                                   588,773                         9,308 (a)
Liberty Media Corp - Entertainment (Series A)                     706,846                        18,908 (a)
Omnicom Group Inc.                                              1,530,690                        48,339
The Walt Disney Co.                                               339,135                         7,912
Time Warner Inc.                                                1,374,277                        34,618
Viacom, Inc. (Class B)                                            118,923                         2,700 (a)
                                                                                                161,799

Metals & Mining - 1.8%
Allegheny Technologies Inc.                                       646,624                        22,587
Barrick Gold Corp.                                                255,704                         8,579
Freeport-McMoRan Copper & Gold Inc.                               514,126                        25,763
                                                                                                 56,929

Multiline Retail - 0.9%
Kohl's Corp.                                                      137,917                         5,896 (a)
Target Corp.                                                      595,288                        23,496
                                                                                                 29,392

Multi-Utilities - 0.8%
Dominion Resources, Inc.                                          727,139                        24,301

Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.                                                      251,200                        18,124
Chevron Corp.                                                     304,360                        20,164
Devon Energy Corp.                                                351,917                        19,180
Exxon Mobil Corp.                                               1,050,991                        73,475
Hess Corp.                                                         71,625                         3,850
Marathon Oil Corp.                                              1,586,703                        47,807
Occidental Petroleum Corp.                                        397,221                        26,141
Southwestern Energy Co.                                           461,423                        17,926 (a)
Suncor Energy, Inc.                                               544,388                        16,517
                                                                                                243,184

Paper & Forest Products - 0.2%
Weyerhaeuser Co.                                                  160,757                         4,892

Personal Products - 0.4%
Alberto-Culver Co.                                                358,796                         9,124
Avon Products, Inc.                                                80,378                         2,072
The Estee Lauder Companies Inc. (Class A)                          65,937                         2,154
                                                                                                 13,350

Pharmaceuticals - 2.4%
Abbott Laboratories                                               330,182                        15,532
Bristol-Myers Squibb Co.                                        1,528,577                        31,045
Merck & Company Inc.                                              118,243                         3,306
Pfizer Inc.                                                       413,611                         6,204
Wyeth                                                             425,208                        19,300
                                                                                                 75,387

Professional Services - 0.1%
Monster Worldwide, Inc.                                           338,915                         4,003 (a)

Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. (Class A)                            938,257                         8,782 (a)

Road & Rail - 0.5%
Union Pacific Corp.                                               311,651                        16,225

Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.                                                     3,436,078                        56,867
Kla-Tencor Corp.                                                  231,540                         5,846
Lam Research Corp.                                                298,438                         7,759 (a)
MEMC Electronic Materials, Inc.                                    78,769                         1,403 (a)
Microchip Technology Inc.                                         299,245                         6,748
Taiwan Semiconductor Manufacturing Company Ltd. ADR               272,387                         2,563
Texas Instruments Inc.                                            335,260                         7,141
                                                                                                 88,327

Software - 4.8%
Intuit, Inc.                                                      817,709                        23,027 (a)
Microsoft Corp.                                                 4,971,633                       118,176
Oracle Corp.                                                      476,903                        10,215
                                                                                                151,418

Specialty Retail - 2.6%
Bed Bath & Beyond, Inc.                                         1,282,099                        39,425 (a)
Lowe's Companies, Inc.                                          1,427,851                        27,715
O'Reilly Automotive, Inc.                                         139,498                         5,312 (a)
Staples, Inc.                                                     464,063                         9,360
                                                                                                 81,812

Tobacco - 1.2%
Altria Group, Inc.                                                116,693                         1,913
Philip Morris International Inc.                                  783,556                        34,179
                                                                                                 36,092

Wireless Telecommunication Services - 1.5%
American Tower Corp. (Class A)                                    510,933                        16,110 (a)
NII Holdings, Inc.                                              1,654,978                        31,560 (a)
                                                                                                 47,670

Total Investment in Securities                                                                3,054,850
(Cost $3,414,407)




                                                               Principal                       Value
                                                                Amount
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 2.2%
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.2%
State Street Corp.
0.01%                                          07/01/09          $ 67,704                      $ 67,704 (e)
(Cost $67,704)

Total Investments                                                                             3,122,554
(Cost $3,421,175)

Other Assets and Liabilities, net - 0.4%                                                         13,894


                                                                                         ---------------
NET ASSETS  - 100.0%                                                                        $ 3,136,448
                                                                                         ===============



            Notes to Schedules of Investments (dollars in thousands)
                            June 30, 2009 (unaudited)



(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $100,084; or 4.33% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Illiquid Securities at June 30, 2009, these securities amounted to $113,825; or 4.92% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(l) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

       The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date.



+ Percentages are based on net assets as of June 30, 2009.

* Less than 0.1%

** Amount less than 500

Abbreviations:

ADR         American Depository Receipt
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

S&S Program Mutual Fund
                                                                        Level 1           Level 2        Level 3          Total
                                                               ---------------------------------------------------------------------
Investments in Securities                                           $3,054,849,850      $67,703,559         $ -      $3,122,553,409
Other Financial Instruments                                                    $ -              $ -         $ -                 $ -


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  August 26, 2009